SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Use of estimates	Use of estimates:
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in United States dollars	Financial statements in United States dollars:
The currency of the primary economic environment in which the operations of NiCE and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of NiCE and certain subsidiaries.
NiCE and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, “Foreign Currency Matters”. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.
For those subsidiaries whose functional currency has been determined to be a non-dollar currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

Principles of consolidation	Principles of consolidation:
The consolidated financial statements incorporate the financial statements of the Company and all of its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash equivalents	Cash equivalents: Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible into cash, with original maturities of three months or less at acquisition.
Marketable securities	Marketable securities:
The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt Securities" and ASC No. 326, "Financial Instruments - Credit Losses". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.
Marketable securities classified as "available-for-sale" ("AFS") are carried at fair value. Unrealized gains and losses are reported in a separate component of shareholders' equity in accumulated other comprehensive income, net of taxes. Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of income.
For each reporting period, the Company evaluates whether declines in fair value below the amortized cost are due to expected credit losses, as well as the Company's ability and intention to hold the investment until a forecasted recovery occurs, in accordance with ASC 326. Allowance for credit losses on AFS debt securities are recognized as a charge in financial expenses (income) and other, net, on the consolidated statements of income, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss). As of December 31, 2025 and 2024, no allowance for credit losses have been recorded.
The Company classifies all marketable securities with maturities beyond 12 months as current assets under the caption short term investments on the consolidated balance sheet. These securities are available to support current operations and the company may sell these debt securities prior to their stated maturities.

Property and equipment, net	Property and equipment, net:Property and equipment are stated at cost, net of accumulated depreciation.
Internal use software costs	Internal use software costs:
The Company capitalizes development costs incurred during the application development stage that are related to internal use technology that supports its cloud services. Under ASC 350-40, internal-use software is included in property and equipment, net in the consolidated balance sheets. Capitalization of such costs begins when the preliminary project stage is complete and ceases at the point in which the project is substantially complete and is ready for its intended purpose. Costs incurred in the process of software production are charged to expenses as incurred.

Impairment of long-lived assets	Impairment of long-lived assets:
The Company's long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment indicators include any significant changes in the manner of the Company's use of the assets and significant negative industry or economic trends.
Upon determination that the carrying value of a long-lived asset may not be recoverable based upon a comparison of aggregate undiscounted projected future cash flows to the carrying amount of the asset, an impairment charge is recorded for the excess of the carrying amount over fair value.
Goodwill	Goodwill:
Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangible - Goodwill and Other" ("ASC 350"), goodwill is not amortized but rather subject to an annual impairment test, which the Company performs as at the fourth quarter of each year, or if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company prepares a quantitative analysis to determine whether the carrying value of reporting unit exceeds its estimated fair value. If the carrying value of a reporting unit exceeds its estimated fair value, the Company recognizes an impairment of goodwill for the amount of this excess.

Exchangeable senior notes	Exchangeable senior notes:
The Company applies ASC 470, "Debt" and ASC 815 "Derivatives and Hedging" to its senior notes and to all features related to the senior notes. When features meet the definition of a derivative, are not clearly and closely related to the characteristics of the debt host, and do not qualify for any scope exceptions within ASC 815, they are required to be accounted for separately from the debt instrument and recorded as derivative instrument liabilities. The fair value assigned to the embedded derivative instruments is marked to market in each reporting period. The proceeds allocated to the debt host are then accounted for using the effective interest method.

Starting January 1, 2022, the Company adopted ASU 2020-06, which simplifies the guidance on the issuer’s accounting for convertible debt instruments by removing the separation models for (1) convertible debt with a cash conversion feature and (2) convertible instruments with a beneficial conversion feature, Following the adoption of ASU 2020-06, the Company does not separately present in equity an embedded conversion feature in such debt. Instead, the Company account for a convertible debt instrument solely as debt unless the debt contains embedded derivatives required to be bifurcated or the debt is issued at a substantial premium.

Additionally, in December 2021, the Company made an irrevocable election to settle the principal amount of the 2020 Notes only in cash. Accordingly, the Company paid the principal amount in cash and there were no excess payments above the principal amount.

Revenue recognition	Revenue recognition:
The Company generates revenues from sales of cloud, services, and software products, which include software license, SaaS, network connectivity, hosting, support and maintenance, implementation, configuration, project management, consulting and training, most of which are considered separate performance obligations. The Company sells its cloud, software products and services directly through its sales-force and indirectly through a global network of distributors, system integrators and strategic partners.
The Company recognizes revenues in accordance with ASC No. 606, "Revenue from Contracts with Customers" ("ASC 606"). Under the standard, the Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.
Trade Receivables are recorded when the right to consideration becomes unconditional. Trade receivables are recorded net of credit losses allowance for any potential uncollectible amounts. The Company makes estimates of expected credit and collectability trends for the allowance for credit losses based upon its assessment of various factors, including historical collectability experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The Company writes off receivables when they are deemed uncollectible, having exhausted all collection efforts.

To determine revenue recognition for contracts that are within the scope of the standard, the Company performs the following five steps:
1)Identify the contract(s) with a customer
A contract with a customer exists when (i) there is an enforceable contract with the customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to these goods or services; (ii) the contract has commercial substance; and (iii) the Company determines that collection of substantially all consideration for goods or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. The Company applies judgment in determining the customer's ability and intent to pay, which is based on a variety of factors, including the customer's historical payment experience.
2)Identify the performance obligations of the contract
The Company enters into contracts that can include multiple performance obligations. The Company accounts for individual products and services separately if they are distinct – i.e., if a product or service is separately identifiable from other promises in the contract and if a customer can benefit from it on its own or with other resources that are readily available to the customer.
3)Determine the transaction price
The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods or services to the customer. For certain contracts, the Company's contracts include usage based fees that constitute variable consideration and are included in the transaction price.
The Company receives payments from customers based upon billing cycles and contract terms which may vary by contract type. Invoice payment terms are usually 30 days. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company determines its contracts generally do not include a significant financing component since the Company's selling prices are not subjected to billing terms nor is its purpose to receive financing from its customers or to provide customers with financing. In addition, the Company elect to apply the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects, at contract inception, that the period between when the Company will transfer a promised good or service to a customer and when the customer will pay for that good or service will be one year or less.
Revenue is measured based on the consideration specified in a contract with a customer, excluding taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, which are collected by the Company from a customer.
4)Allocate the transaction price to the performance obligations in the contract
The Company allocates the transaction price to each performance obligation identified based on its relative standalone selling price ("SSP") out of the total consideration of the contract.
The Company uses judgment in determining the SSP. If the SSP is not observable through standalone transactions, the Company estimates the SSP taking into account available information such as geographic or regional specific factors, internal costs, profit objectives, and internally approved pricing guidelines related to the performance obligations.
The Company typically establishes a SSP range for its products and services, which is reassessed on a periodic basis or when facts and circumstances change. SSP for products and services can evolve over time due to changes in the Company's pricing practices that are influenced by intense competition, changes in demand for products and services, and economic factors, among others.
For products where the SSP cannot be determined based on observable prices, given the same products are sold for a broad range of amounts (that is, the selling price is highly variable), the Company applies the residual approach whereby all other performance obligations within a contract are first allocated a portion of the transaction price based upon their respective SSPs, with any residual amount of transaction price allocated to these product revenues.
Some of the Company's contracts include variable fees that are based on actual usage. For these contracts, the Company generally allocates the variable fees using the variable consideration allocation exception.
5)Recognize revenue when (or as) the entity satisfies a performance obligation
The Company derives its cloud revenues from subscription services, which are comprised of subscription fees from granting customers access to the Company’s cloud platforms, network connectivity and services fees for deployment of certain cloud platforms.
Revenue from subscription services is recognized when control is transferred to the customer, occurring either evenly over the contract period as services have a consistent continuous pattern of transfer to the customer, or based on actual usage. Revenue from network connectivity is based on customer call usage and is recognized in the period the call is initiated. Services fees for deployment, which are considered as material rights, are initially deferred and recognized over the average customer life.
Revenue from software licenses, support and maintenance services are recognized at the time the related performance obligation is satisfied by transferring the promised product or service to the customer. Software license revenues are recognized at the point in time when the software license is delivered and the customer obtains control of the license asset. Support and maintenance service revenues are recognized when control is transferred to the customer occurring evenly over the maintenance contract term, as the services have a consistent continuous pattern of transfer to a customer.
Professional services revenues are generally recognized over-time as services are performed using an input method based on labor hours, which the Company believes best depicts the transfer of the services to the customer. Subscription professional services are recognized evenly over the subscription term, as the services have a consistent continuous pattern of transfer to the customer.

Deferred revenues, which represent a contract liability, represent unrecognized fees collected mostly for maintenance, cloud and professional services. Deferred revenues are recognized as (or when) the Company performs under the contract. The amount of revenue recognized in the period that was included in the opening deferred revenues balance was approximately $277,197 for the year ended December 31, 2025.
As of December 31, 2025, the aggregate amount of the total transaction price allocated in contracts with original duration greater than one year of the remaining performance obligations was approximately $3,675,111. For performance obligations which are recognized over time, based on usage, the Company elected to disclose only the contractual minimum attributed to these performance obligations, as part of the remaining performance obligation disclosure.
As of December 31, 2025, the Company expects to recognize the majority of the revenue of remaining performance obligations over the next 24 months. Such remaining performance obligations represent unsatisfied or partially unsatisfied performance obligations pursuant to ASC 606. The Company has elected the optional exemption, which allows for the exclusion of the amounts for remaining performance obligations that are part of contracts with an original expected duration of one year or less.
Costs to Obtain Contracts	Costs to Obtain Contracts:The Company capitalizes certain sales commission as costs of obtaining a contract when they are incremental and if they are expected to be recovered. The Company applies judgment in estimating the amortization period by taking into consideration customer contract terms, history of renewals, expected length of customer relationship, as well as the useful life of the underlying technology. Amortization of sales commission expenses are amortized over the expected period of benefits and included in Selling and Marketing expenses in the accompanying consolidated statements of income. For costs that the Company would have capitalized and amortized over one year or less, the Company has elected to apply the practical expedient and expense these contract costs as incurred.
Research and development costs	Research and development costs: Research and development costs (net of grants and capitalized expenses) incurred in the process of software production are charged to expenses as incurred.
Income taxes	Income taxes:
To prepare the consolidated financial statements, the Company estimates its income taxes in each of the jurisdictions in which it operates, and in certain of these jurisdictions, it is calculated based on the Company's assumptions as to its entitlement to various benefits under the applicable tax laws in the jurisdiction. The entitlement to such benefits depends upon the Company's compliance with the terms and conditions set out in these laws.
The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized. Deferred tax assets and deferred tax liabilities are presented under long-term assets and long-term liabilities, respectively.
The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. The Company's policy is to include interest and penalties, if any, related to unrecognized income tax benefits as a component of income tax expense.

Non-royalty grants	Non-royalty grants:
Non-royalty bearing grants from the Government of Israel for funding research and development projects are recognized at the time the Company is entitled to such grants on the basis of the related costs incurred and recorded as a deduction from research and development expenses.

Concentrations of credit risk	Concentrations of credit risk:
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, marketable securities and foreign currency derivative contracts.
The Company's cash and cash equivalents are invested in deposits and money market funds, mainly in dollars with major international banks. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk.
The Company's trade receivables are derived from sales to customers generated from a multitude of markets in countries around the world with the largest proportion denominated in the US dollar. The Company performs ongoing credit evaluations of its customers and insures some of its receivables with a credit insurance company. The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for credit losses.

The Company's marketable securities include investment in corporate debentures, U.S. Treasuries and U.S. government agencies. The Company's investment policy limits the amount that the Company may invest in any one type of investment per minimum credit rating or specific issuer, thereby reducing credit risk concentrations.
The Company enter into foreign currency forward and option contracts intended to protect cash flows resulting from payroll related expenses against the volatility in value of forecasted non-dollar currency. The derivative instruments hedge a portion of the Company's non-dollar currency exposure.
Severance pay	Severance pay:
The Israeli Severance Pay Law-1963 (the "Severance Pay Law") generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain circumstances. The Company makes ongoing deposits into Israeli employees' pension plans to fund their severance liabilities. According to Section 14 of the Severance Pay Law, the Company deposits for employees employed by the Company since May 1, 2009 are made in lieu of the Company's severance liability, therefore no obligation is provided for in the financial statements. Severance Pay liabilities for employees employed by the Company prior to May 1, 2009, as well as employees with special contractual arrangements, are provided for in the financial statements based upon the latest monthly salary multiplied by the number of years of employment.
Severance pay expenses for 2025, 2024 and 2023 amounted to $11,288, $12,002 and $10,917, respectively.
The Company also has other liabilities for severance pay in other jurisdictions.
The Company has multiple 401(k) defined contribution plans covering certain employees in the U.S. All eligible employees may elect to contribute a portion of their eligible compensation, generally not greater than an annual contribution of $23.5 in 2025, $23.0 in 2024 and $22.5 in 2023 (for certain employees over 50 years of age the maximum annual contribution was $30.5 in 2025, $30 in 2024 and $27 in 2023) of their total annual compensation to the plan through salary deferrals, subject to IRS limits. The Company, at its discretion, matches 50% of employee contributions to the plan up to a limit of 6-8% of their eligible compensation.
Leases	Leases
Under Topic 842, the Company determines if an arrangement is a lease at inception. ROU assets and lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of the Company leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments. The ROU asset is recorded net of any lease incentives received. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. The Company's lease agreements may contain variable costs such as common area maintenance, insurance, real estate taxes or other costs. Variable lease costs are expensed as incurred on the consolidated statements of income.
The Company elected to combine its lease and non-lease components for car leases and to not recognize a lease liability and a right-of-use ("ROU") asset on the balance sheet for leases with a term of twelve months or less. The Company recognizes the associated lease payments in the consolidated statements of income on a straight-line basis over the lease term.

Basic and diluted net earnings per share	Basic and diluted net earnings per share:
Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, including employee stock options, restricted share units (“RSUs”), performance stock units (“PSUs”) and shares issuable pursuant to the Employee Stock Purchase Plan (“ESPP”), in accordance with ASC 260, "Earnings per Share".
As further described in Note 15, the Company entered into an exchangeable note hedge transaction and warrants transaction in 2017. While the exchangeable note hedge transaction was anti-dilutive and as such was not included in the computation of diluted earnings per share, the warrants transaction had a dilutive effect, and as such, was included in the computation of the diluted earnings per share. The number of shares related to the warrants transaction was 3,457,475. During 2024 the warrants were exercised into 1,513,183 ordinary shares using the net share settlement method.
On December 31, 2021, the Company entered into the First Supplemental Indenture according to which the Company irrevocably elected cash settlement for the principal and any premium due upon conversion to apply to all conversions of the 2017 Notes issued under the 2017 Notes with an Exchange Date (as defined in the 2017 Indenture) that occurs on or after December 31, 2021. As a result, the 2017 Notes did not have a dilutive effect for the years ended December 31, 2024 and 2023.

On December 31, 2021, the Company irrevocably elected to settle the principal of the exchangeable senior notes issued in 2020 in cash. As a result, the Company used the if converted method for calculating any potential dilutive effect on diluted net income per share, if applicable. The conversion premium would have a dilutive impact on diluted net income per share only when the average market price of an ordinary share for a given period exceeded the conversion price of $299.19 per share. As a result, 1,537,504 shares underlying the conversion option of the exchangeable senior notes issued in 2020 were not considered in the calculation of diluted net income per share in either 2023 or 2024, as the effect was anti-dilutive. During 2024, the warrants were exercised (See Note 15 Debt, for further information).

Accounting for stock-based compensation	Accounting for stock-based compensation:
The Company has granted restricted share units (“RSUs”) and stock options vesting solely upon continued service, as well as performance-based awards, including performance stock units (“PSUs”), with vesting based on achievement of specified performance targets. In addition, the Company has granted share purchase rights under its Employee Stock Purchase Plan (“ESPP”), which is primarily available to active employees. The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718"), which requires the measurement and recognition of stock base compensation expenses based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The Company elected to account for forfeitures as they occur.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each of the awards.
The Company estimates the fair value of stock options and ESPP granted using the Black-Scholes-Merton option-pricing model, which requires a number of assumptions: the expected volatility is based upon actual historical stock price movements; the expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding; the risk-free interest rate is based on the yield from U.S. Federal Reserve zero-coupon bonds with an equivalent term; and the expected dividend rate (an annualized dividend yield) is based on the per share dividend declared by the Company's Board of Directors.
The Company measures the fair value of restricted stock based on the market value of the underlying shares at the date of grant.

Fair value of financial instruments	Fair value of financial instruments:
The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820") for valuing financial instruments. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. The Company measures its investments in money market funds classified as cash equivalents, marketable securities, foreign currency derivative contracts at fair value.
In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The hierarchy is broken down into three levels based on the inputs as follows:
•Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.
•Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
•Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.
The Company's marketable securities and foreign currency derivative contracts are classified within Level 2, as the valuation inputs of the derivative contracts are based on quoted prices and market observable data of similar instruments and as the marketable securities are valued using alternative pricing sources utilizing market observable inputs (see Notes 3 and 10 ).
The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables and trade payables approximate their fair value due to the immediate or short-term maturities of these financial instruments.

Legal contingencies	Legal contingencies:
The Company is currently involved in various claims and legal proceedings arising in the ordinary course of business. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

Advertising expenses	Advertising expenses:Advertising expenses are charged to expense as incurred.
Treasury shares	Treasury shares:
The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury shares. The Company accounts for the cost to repurchase treasury shares as a reduction of shareholders' equity. The Company reissues treasury shares under the stock purchase plan, upon exercise of options, ESPP and upon vesting of restricted stock units ("RSUs"). Re-issuance of treasury shares is accounted for in accordance with ASC 505-30 in which gains are credited to additional paid-in capital and losses are charged to additional paid-in capital to the extent that previous net gains are included therein and otherwise to retained earnings.

Business combination	Business combination:
The Company applies the provisions of ASC 805, "Business Combination", and allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets.
Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from customer relationships, acquired technology and acquired trademarks from a market participant perspective, useful lives and discount rates. Management's estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.
Contingent consideration incurred in a business combination is included as part of the acquisition price and recorded at fair value as of the acquisition date. The fair value of the contingent consideration is re-measured at each reporting period, with any adjustments in fair value recognized in earnings under general and administrative expenses.

Non-controlling interests	Non-controlling interests:
The consolidated financial statements include the Company's accounts and the accounts of the Company's wholly- and majority-owned subsidiaries. Non-controlling interest positions of the Company's consolidated entities were reported as a separate component of consolidated equity from the equity attributable to the Company’s shareholders.
In case of an increase in ownership of a subsidiary, the carrying amount of the non-controlling interest was adjusted to reflect the controlling interest’s increased ownership interest in the subsidiary’s net assets. Any difference between the consideration paid by the Company to a non-controlling interest holder (or contributed by the Company to the net assets of the subsidiary) and the adjustment to the carrying amount of the non-controlling interest in the subsidiary was recognized directly in equity and attributable to the controlling interest.
Comprehensive income	Comprehensive income:
The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. Other comprehensive income for the Company relates to gains and losses on hedging derivative instruments, unrealized gains and losses on available for sale marketable securities and changes in foreign currency translation adjustments.

Recently adopted accounting pronouncements and Recently issued accounting pronouncements, not yet adopted	Recently adopted accounting pronouncements:
In December 2023, the FASB issued ASU 2023-09, "Income Taxes (Topics 740): Improvements to Income Tax Disclosures", which expands the disclosure requirements for income taxes, primarily related to the rate reconciliation and income taxes paid. The Company adopted ASU 2023-09 for its annual period beginning January 1, 2025, on a retrospective basis. See Note 13 Income taxes, for further information.

ad.Recently issued accounting pronouncements, not yet adopted:
In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Topic 220): Disaggregation of Income Statement Expenses, which requires disaggregated disclosure in the notes to the financial statements, of prescribed categories of expenses within relevant income statement captions. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the effect of adopting the ASU on its disclosures.
In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers. The practical expedient assumes that current conditions as of the balance sheet date do not change for the remaining life of the assets. The guidance is effective for the Company beginning January 1, 2026, with early adoption permitted. The Company is currently evaluating the effect of adopting the ASU on its consolidated financial statements.
In September 2025, the FASB issued ASU 2025-06, Intangible - Goodwill and Other Internal-Use Software (Subtopic 350-40), Targeted Improvements to the Accounting for Internal-Use Software, which modernizes the accounting guidance for costs to develop software for internal use. It removes the previous development stage model and introduces a more judgment-based approach. The guidance is effective for the Company for the beginning January 1, 2028, with early adoption permitted. The Company is currently evaluating the effect of adopting the ASU on its consolidated financial statements.
In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The update provides recognition, measurement, presentation, and disclosure requirements for government grants, including guidance for grants related to an asset and grants related to income. The guidance is effective for the Company beginning January 1, 2029, with early adoption permitted. The Company is currently evaluating the effect of adopting the ASU on its consolidated financial statements.